Information on market risk and fair value of financial assets and liabilities (telecom activities) - Translation risk - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	€ 44,122	€ 43,471	€ 42,522
Operating income	4,969	€ 4,801	€ 2,521
Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	44,122
Reported EBITDA	13,035
Operating income	4,969
Euro Member Countries, Euro | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	31,620
Reported EBITDA	9,310
Operating income	€ 2,876
Increase in euro interest rates (as a percent)	10.00%
Revenues. appreciation	€ (1,137)
Reported EBITDA, appreciation	(339)
Operating income, appreciation	€ (190)
Decrease in euro interest rates (as a percent)	10.00%
Revenues. depreciation	€ 1,389
Reported EBITDA, depreciation	414
Operating income, depreciation	233
United States of America, Dollars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	1,154
Reported EBITDA	183
Operating income	108
United Kingdom, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	272
Reported EBITDA	6
Operating income	(7)
Poland, Zlotych | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	2,822
Reported EBITDA	695
Operating income	270
Egypt, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	751
Reported EBITDA	298
Operating income	171
Jordan, Dinars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	462
Reported EBITDA	189
Operating income	107
Morocco, Dirhams | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	700
Reported EBITDA	200
Operating income	62
Other currency | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	6,340
Reported EBITDA	2,154
Operating income	€ 1,382